Operating Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Information about Reportable Segments
(b)	Information about reportable segments as of and for the years ended December 31, 2019, 2020 and 2021 were as follows:

1)	As of and for the year ended December 31, 2019

(in millions of Won)	Steel		Trading	Construction	Others	Total
External revenues	￦	32,078,453	22,157,131	6,944,629	3,186,635	64,366,848
Internal revenues		17,729,990	15,467,687	743,376	2,796,306	36,737,359
Including inter segment revenue		12,184,743	8,130,503	686,881	2,638,449	23,640,576
Total revenues		49,808,443	37,624,818	7,688,005	5,982,941	101,104,207
Interest income		211,715	41,739	118,102	28,036	399,592
Interest expenses		(529,743)	(183,129)	(77,005)	(81,778)	(871,655)
Depreciation and amortization		(2,892,901)	(276,817)	(29,266)	(226,693)	(3,425,677)
Impairment loss on property, plant and equipment and others		(497,583)	(131,914)	(1,490)	(3,758)	(634,745)
Share of loss of equity-accounted investees, net		(865,769)	(76,038)	(85,628)	—	(1,027,435)
Income tax expense		(725,448)	(119,044)	(86,106)	(105,171)	(1,035,769)
Segment profit		585,948	165,348	27,789	544,961	1,324,046
Segment assets		71,153,809	14,482,538	7,653,637	9,212,225	102,502,209
Investment in subsidiaries, associates and joint ventures		15,650,654	1,409,764	527,418	1,062,215	18,650,051
Acquisition of non-current assets		2,275,103	192,805	30,563	404,963	2,903,434
Segment liabilities		21,101,474	10,184,521	4,584,423	4,454,502	40,324,920

2)	As of and for the year ended December 31, 2020

(in millions of Won)	Steel		Trading	Construction	Others	Total
External revenues	￦	28,892,877	19,345,222	6,576,170	2,978,527	57,792,796
Internal revenues		15,365,443	12,946,803	1,033,821	2,609,941	31,956,008
Including inter segment revenue		10,545,577	6,413,835	965,409	2,442,961	20,367,782
Total revenues		44,258,320	32,292,025	7,609,991	5,588,468	89,748,804
Interest income		233,833	44,528	103,974	22,607	404,942
Interest expenses		(467,767)	(127,800)	(60,768)	(69,152)	(725,487)
Depreciation and amortization		(3,040,316)	(313,134)	(71,144)	(236,763)	(3,661,357)
Impairment loss on property, plant and equipment and others		(37,623)	(8,226)	(32,184)	(224)	(78,257)
Share of loss of equity-accounted investees, net		(409,889)	(116,074)	(65,409)	(17,631)	(609,003)
Income tax expense		(77,682)	(92,589)	(57,178)	(72,929)	(300,378)
Segment profit		711,883	157,152	150,021	293,513	1,312,569
Segment assets		71,105,618	13,152,462	7,658,130	9,356,528	101,272,738
Investment in subsidiaries, associates and joint ventures		15,425,607	1,958,333	603,752	907,645	18,895,337
Acquisition of non-current assets		2,819,217	180,005	36,385	451,158	3,486,765
Segment liabilities		20,976,864	8,804,555	4,260,003	4,896,040	38,937,462

3)	As of and for the year ended December 31, 2021

(in millions of Won)	Steel		Trading	Construction	Others	Total
External revenues	￦	41,093,405	25,065,608	6,398,366	3,774,966	76,332,345
Internal revenues		22,455,511	20,224,841	1,014,148	3,012,917	46,707,417
Including inter segment revenue		14,940,813	10,653,742	940,408	2,800,594	29,335,557
Total revenues		63,548,916	45,290,449	7,412,514	6,787,883	123,039,762
Interest income		179,841	30,265	72,830	35,305	318,241
Interest expenses		(313,769)	(100,419)	(39,134)	(61,152)	(514,474)
Depreciation and amortization		(3,000,179)	(343,489)	(69,777)	(271,898)	(3,685,343)
Impairment loss on property, plant and equipment and others		(249,645)	(66,157)	(10)	(36,774)	(352,586)
Share of loss of equity-accounted investees, net		(261,363)	(70,321)	(45,778)	(11,874)	(389,336)
Income tax expense		(2,045,079)	(101,622)	(116,799)	(66,927)	(2,330,427)
Segment profit		6,587,903	324,888	164,276	360,883	7,437,950
Segment assets		80,953,507	16,373,409	8,136,549	11,923,740	117,387,205
Investment in subsidiaries, associates and joint ventures		16,567,555	2,066,688	538,484	1,195,600	20,368,327
Acquisition of non-current assets		2,194,346	478,278	10,233	928,947	3,611,804
Segment liabilities		25,714,577	11,049,017	4,451,055	5,379,210	46,593,859

Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items

(c)	Reconciliations of total segment revenues, profit or loss, assets and liabilities, and other significant items to their respective consolidated financial statement line items are as follows:

1)	Revenues

(in millions of Won)	2019		2020	2021
Total revenue for reportable segments	￦	101,104,207	89,748,804	123,039,762
Elimination of inter-segment revenue		(36,737,359)	(31,956,008)	(46,707,417)
Basis difference(*2)		418,861	(326,118)	(323,144)

	￦	64,785,709	57,466,678	76,009,201

2)	Profit

(in millions of Won)	2019		2020	2021
Total profit for reportable segments	￦	1,324,046	1,312,569	7,437,950
Goodwill and corporate FV adjustments		(80,218)	(74,685)	(62,500)
Elimination of inter-segment profit (loss)		738,809	550,268	(179,560)
Income tax expense		1,070,641	236,934	2,220,183
Basis difference(*2)		73,256	(52,322)	(26,264)

Profit before income tax expense	￦	3,126,534	1,972,764	9,389,809

3)	Assets

(in millions of Won)	2020		2021
Total assets for reportable segments(* 1)	￦	101,272,738	117,387,205
Equity-accounted investees		(14,697,612)	(15,532,200)
Goodwill and corporate FV adjustments		2,518,590	2,411,729
Elimination of inter-segment assets		(10,006,743)	(12,795,120)
Basis difference(* 2)		596,703	827,276

	￦	79,683,676	92,298,890

(*1)
As segment assets and liabilities are determined based on separate financial statements, the carrying amount of assets of subsidiaries, which are in a different segment from that of their immediate parent company, in the sep
a
rate financial statements the immediate parent company is eliminated upon consolidation. In addition, the amount of investment in associates and joint ventures are adjusted from the amount reflected in segment assets to that determined using equity method in consolidated financial statements.

4)	Liabilities

(in millions of Won)	2020		2021
Total liabilities for reportable segments	￦	38,937,462	46,593,859
Corporate FV adjustments		263,490	236,833
Elimination of inter-segment liabilities		(7,788,571)	(10,164,021)
Basis difference(*2)		667,772	918,253

	￦	32,080,153	37,584,924

5)	Other significant items

a)	December 31, 2019

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	399,592	—	(47,208)	—	352,384
Interest expenses		(871,655)	806	115,138	—	(755,711)
Depreciation and amortization		(3,425,677)	(109,941)	74,503	—	(3,461,115)
Share of profit of equity-accounted investees, net		(1,027,435)	—	1,301,176	—	273,741
Income tax expense		(1,035,769)	28,917	(63,789)	(17,728)	(1,088,369)
Impairment loss on property, plant and equipment and others		(634,745)	—	(70,011)	—	(704,756)

	￦	(6,595,689)	(80,218)	1,309,809	(17,728)	(5,383,826)

b)	December 31, 2020

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	404,942	—	(32,768)	—	372,174
Interest expenses		(725,487)	806	85,884	—	(638,797)
Depreciation and amortization		(3,661,357)	(102,385)	142,002	—	(3,621,740)
Share of profit of equity-accounted investees, net		(609,003)	—	742,300	—	133,297
Income tax expense		(300,378)	27,655	35,789	12,662	(224,272)
Impairment loss on property, plant and equipment and others		(78,257)	(761)	(150,828)	—	(229,846)

	￦	(4,969,540)	(74,685)	822,379	12,662	(4,209,184)

c)	December 31, 2021

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	318,241	—	(25,998)	—	292,243
Interest expenses		(514,474)	605	74,043	—	(439,826)
Depreciation and amortization		(3,685,343)	(88,927)	194,824	—	(3,579,446)
Share of profit of equity-accounted investees, net		(389,336)	—	1,038,905	—	649,569
Income tax expense		(2,330,427)	25,719	84,525	6,356	(2,213,827)
Impairment loss on property, plant and equipment and others		(352,586)	—	(183,262)	—	(535,848)

	￦	(6,953,925)	(62,603)	1,183,037	6,356	(5,827,135)

(*2)
Basis difference is related to the differences in recorded revenue and expenses for development and sale of certain residential real estates between the report reviewed by the
m
anagement and the consolidated financial statements.

Revenue and Non-current Assets by Geographic Area
(d)	Revenue by geographic area for the years ended December 31, 2019, 2020 and 2021 was as follows:

(in millions of Won)	2019		2020	2021
Domestic	￦	40,890,972	36,806,651	49,732,699
Japan		2,202,075	1,788,839	2,200,855
China		7,165,271	7,238,063	7,146,695
Asia-other		8,976,593	7,897,041	11,425,513
North America		1,711,859	1,308,943	2,083,309
Others		3,420,078	2,753,259	3,743,274

		64,366,848	57,792,796	76,332,345
Basis difference		418,861	(326,118)	(323,144)

	￦	64,785,709	57,466,678	76,009,201

The information on geography, segment revenue is presented based on the geographical location of customers.

(e)	Non-current assets by geographic area as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Domestic	￦	27,652,233	27,806,262
Japan		168,269	155,556
China		1,245,181	1,175,593
Asia-other		4,284,480	4,198,982
North America		275,245	313,356
Others		1,218,946	1,199,335

	￦	34,844,354	34,849,084

Non-current
assets by geographic area include investment property, property, plant and equipment, goodwill and other intangible assets.

(f)	There are no customers whose revenue is 10% or more of the consolidated revenue.